NOTE 25 - Income Taxes: Schedule of Provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Income Tax Expense (Benefit)	$ 0	$ 0
Total provision for income taxes	(53)	(8)
Canada
Current Income Tax Expense (Benefit)	0	0
Current Income Tax Expense (Benefit)	0	0
Deferred Income Tax Expense (Benefit)	0	0
Israel
Current Income Tax Expense (Benefit)	0	0
Current Income Tax Expense (Benefit)	0	0
Deferred Income Tax Expense (Benefit)	0	0
United States
Current Income Tax Expense (Benefit)	53	8
Current Income Tax Expense (Benefit)	(53)	(8)
Deferred Income Tax Expense (Benefit)	$ 0	$ 0